Transactions with Related Parties, Loan Agreement dated April 10, 2018 (Details) $ in Thousands		6 Months Ended
	Apr. 10, 2018 USD ($) Payment	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 13, 2018
Loan Agreement [Abstract]
Proceeds from related party debt		$ 2,000	$ 16,200
Jelco [Member] | Loan Agreement Dated April 10, 2018 [Member]
Loan Agreement [Abstract]
Face amount	$ 2,000
Proceeds from related party debt	$ 2,000
Interest rate				10.00%
Number of bullet payments | Payment	1
Maturity date		Aug. 10, 2018